Derivative Financial Instruments - Forward foreign exchange contracts (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 EUR (€) contract $ / € € / $
Forward foreign exchange contracts
Unrealized gain/(loss) on derivative financial instruments held for trading | $	$ 59,407	$ (64,044)	$ (54,050)
Forward foreign exchange contracts held for trading
Forward foreign exchange contracts
Unrealized gain/(loss) on derivative financial instruments held for trading | $	$ (1,256)	$ (21)	$ 1,815
Forward foreign exchange contracts held for trading | EUR
Forward foreign exchange contracts
Notional amount | €				€ 50,248
GasLog with counterparty Citibank Europe PLC UK, settlement in January - March 2022 | EUR
Forward foreign exchange contracts
Trade date	June 2021
Number of contracts | contract				3
Settlement Date	January - March 2022
Notional amount | €				€ 3,000
GasLog with counterparty Citibank Europe PLC UK, settlement in January - March 2022 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / €				1.1941
GasLog with counterparty Citibank Europe PLC UK, settlement in January - March 2022 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / €				1.1955
GasLog with counterparty Citibank Europe PLC UK, settlement in January - June 2022 | EUR
Forward foreign exchange contracts
Trade date	August 2021
Number of contracts | contract				6
Settlement Date	January - June 2022
Notional amount | €				€ 6,000
GasLog with counterparty Citibank Europe PLC UK, settlement in January - June 2022 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate				1.1784
GasLog with counterparty Citibank Europe PLC UK, settlement in January - June 2022 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate				1.1819
GasLog with counterparty DNB, settlement in January - March 2022 | EUR
Forward foreign exchange contracts
Trade date	August 2021
Number of contracts | contract				3
Settlement Date	January - March 2022
Notional amount | €				€ 3,000
GasLog with counterparty DNB, settlement in January - March 2022 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate				1.1799
GasLog with counterparty DNB, settlement in January - March 2022 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate				1.1815
GasLog with counterparty Citibank Europe PLC UK, settlement in January - September 2022 | EUR
Forward foreign exchange contracts
Trade date	September 2021
Number of contracts | contract				9
Settlement Date	January - September 2022
Notional amount | €				€ 9,000
GasLog with counterparty Citibank Europe PLC UK, settlement in January - September 2022 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate				1.1725
GasLog with counterparty Citibank Europe PLC UK, settlement in January - September 2022 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate				1.1785
GasLog with counterparty DNB, settlement in July - December 2022 | EUR
Forward foreign exchange contracts
Trade date	October 2021
Number of contracts | contract				6
Settlement Date	July - December 2022
Fixed Exchange Rate				1.1682
Notional amount | €				€ 6,000
GasLog with counterparty ABN Amro Bank NV, settlement in January- December 2022 | EUR
Forward foreign exchange contracts
Trade date	November 2021
Number of contracts | contract				17
Settlement Date	January - December 2022
Notional amount | €				€ 7,748
GasLog with counterparty ABN Amro Bank NV, settlement in January- December 2022 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate				1.1286
GasLog with counterparty ABN Amro Bank NV, settlement in January- December 2022 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate				1.1489
GasLog with counterparty Citibank Europe PLC UK, settlement in January - December 2022 | EUR
Forward foreign exchange contracts
Trade date	November 2021
Number of contracts | contract				13
Settlement Date	January - December 2022
Notional amount | €				€ 6,500
GasLog with counterparty Citibank Europe PLC UK, settlement in January - December 2022 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate				1.1325
GasLog with counterparty Citibank Europe PLC UK, settlement in January - December 2022 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate				1.1428
GasLog with counterparty DNB, settlement in January - December 2022 | EUR
Forward foreign exchange contracts
Trade date	November 2021
Number of contracts | contract				12
Settlement Date	January - December 2022
Fixed Exchange Rate				1.1446
Notional amount | €				€ 6,000
GasLog with counterparty OCBC, settlement in April - September 2022 | EUR
Forward foreign exchange contracts
Trade date	November 2021
Number of contracts | contract				6
Settlement Date	April - September 2022
Notional amount | €				€ 3,000
GasLog with counterparty OCBC, settlement in April - September 2022 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / €				1.1308
GasLog with counterparty OCBC, settlement in April - September 2022 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / €				1.1354